Summary, Invesco Van Kampen Value Opportunities Fund - Class A, B, C, R And Y | Invesco Van Kampen Value Opportunities Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Van Kampen Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Value Opportunities Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return Before Taxes			7.09%	(1.92%)	2.25%	Jun. 25, 2001
Return Before Taxes Class B, Invesco Van Kampen Value Opportunities Fund	Class B: Inception (06/25/01)					7.39%	(1.90%)	2.21%	Jun. 25, 2001
Return Before Taxes Class C, Invesco Van Kampen Value Opportunities Fund	Class C: Inception (06/25/01)					11.49%	(1.53%)	2.10%	Jun. 25, 2001
Return Before Taxes Class R, Invesco Van Kampen Value Opportunities Fund	Class R: Inception (05/23/11)	[1]				13.03%	(1.05%)	2.60%	May 23, 2011
Return Before Taxes Class Y, Invesco Van Kampen Value Opportunities Fund	Class Y: Inception (03/23/05)					13.43%	(0.59%)	0.97%	Mar. 23, 2005
Return After Taxes on Distributions Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return After Taxes on Distributions			6.94%	(2.54%)	1.66%	Jun. 25, 2001
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return After Taxes on Distributions and Sale of Fund Shares			4.82%	(1.62%)	1.88%	Jun. 25, 2001
S&P 500 Index			S&P 500® Index: Inception (06/30/01)		(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	2.23%	Jun. 30, 2001
Russell 3000 Value Index			Russell 3000® Value Index: Inception (06/30/01)	[2]	(reflects no deductions for fees, expenses or taxes)	16.23%	1.45%	3.87%	Jun. 30, 2001
Russell 1000 Value Index			Russell 1000® Value Index: Inception (06/30/01)	[2]	(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.57%	Jun. 30, 2001
Lipper Large-Cap Value Funds Index			Lipper Large-Cap Value Funds Index: Inception (06/30/01)			13.02%	1.52%	2.39%	Jun. 30, 2001
[1]	Class R shares' performance shown is that of the Fund's (and the predecessor fund's) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”